Provision for Income Taxes (Details) - Schedule of Reconciliation Income Taxes at Statutory Rates - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Provision for Income Taxes (Details) - Schedule of Reconciliation Income Taxes at Statutory Rates [Line Items]
Loss before tax for the year	€ (1,521,681)	€ (87,198)
Permanent differences	176,690	32,966
Current	3,351	8,637
Expected income tax recovery – IRES [Member]
Provision for Income Taxes (Details) - Schedule of Reconciliation Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery	(87,072)	(20,928)
Expected income tax recovery – IRAP [Member]
Provision for Income Taxes (Details) - Schedule of Reconciliation Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery	(14,149)	(3,401)
Expected income tax recovery – Macedonia [Member]
Provision for Income Taxes (Details) - Schedule of Reconciliation Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery	€ (72,118)